Schedule of Investments (unaudited)	iShares® 3-7 Year Treasury Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.3%
U.S. Treasury Note/Bond
0.25%, 05/15/24	$2,280	$2,276,437
0.25%, 05/31/25	4,544	4,486,135
0.25%, 08/31/25	895,998	881,403,035
0.25%, 10/31/25	90,152	88,475,736
0.38%, 04/30/25	4,002	3,975,424
0.38%, 11/30/25	211,296	208,275,126
0.38%, 12/31/25	4,970	4,893,703
0.38%, 01/31/26	27,429	26,967,207
0.38%, 09/30/27	154,638	147,461,830
0.50%, 03/31/25	2,609	2,606,554
0.50%, 02/28/26	282,374	279,020,809
0.50%,04/30/27	1,671	1,619,303
0.50%, 05/31/27	2,918	2,822,709
0.50%, 06/30/27	18,538	17,906,549
0.50%, 08/31/27	55,302	53,236,816
0.50%, 10/31/27	129,024	123,767,280
0.63%, 11/30/27	40,904	39,501,120
0.63%, 12/31/27	19,547	18,846,057
0.75%, 03/31/26	175,642	175,449,892
0.75%, 04/30/26(a)	137,539	137,281,114
0.75%, 05/31/26	49,942	49,805,440
0.75%, 01/31/28	98,575	95,679,359
1.13%, 02/28/25	2,102	2,150,198
1.13%, 02/28/27	704	709,170
1.13%, 02/29/28(a)	5,381	5,349,050
1.25%, 08/31/24	174,410	179,328,906
1.25%, 03/31/28	130,638	130,740,061
1.25%, 04/30/28(a)	106,903	106,869,593
1.25%, 05/31/28	50,058	49,995,427
1.50%, 10/31/24	8,524	8,835,992
1.50%, 11/30/24	153,645	159,286,652
1.50%, 08/15/26	36,653	37,822,746
1.63%, 02/15/26	334,160	347,696,090
1.63%, 05/15/26	457,300	475,502,685
1.63%, 09/30/26	50,474	52,398,425
1.75%, 06/30/24	924	964,245
1.88%, 07/31/26	24,340	25,606,441
2.00%, 05/31/24	67	70,360
2.00%, 06/30/24	1,263	1,327,433
2.00%,02/15/25	608,472	642,199,309
2.00%, 08/15/25	107	113,169
2.00%, 11/15/26	1,471	1,554,836
2.13%, 07/31/24	1,740	1,836,787
2.13%, 09/30/24	32,740	34,613,598
2.13%, 05/15/25	399,087	423,640,205
2.13%, 05/31/26	133,237	141,829,214
2.25%, 10/31/24	34,400	36,536,563
2.25%, 11/15/24	330,138	350,758,624

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.25%, 12/31/24	$94,753	$100,793,504
2.25%, 11/15/25	773,675	827,106,930
2.25%, 02/15/27	735,805	787,483,808
2.25%, 08/15/27	253,958	271,496,974
2.25%, 11/15/27	155,546	166,185,104
2.38%, 08/15/24	924,040	983,344,601
2.38%, 05/15/27	768,509	827,798,270
2.50%, 05/15/24	159	169,316
2.63%, 03/31/25	17,909	19,342,420
2.75%, 02/28/25	9,761	10,576,959
2.75%, 06/30/25	59,832	65,081,323
2.75%, 02/15/28	257,093	282,822,384
2.88%, 05/31/25	100,297	109,480,881
2.88%, 07/31/25	25,960	28,380,567
2.88%, 11/30/25	32,793	35,964,698
2.88%, 05/15/28	193,896	214,876,152
2.88%, 08/15/28	337,481	374,208,423
3.00%, 09/30/25	38,415	42,277,508
3.00%, 10/31/25	68,409	75,343,538
3.13%, 11/15/28	114,159	128,669,680
U.S. Treasury STRIPS
0.00%, 05/15/26(b)	24,739	23,672,694
0.00%, 11/15/26(b)	997	942,274
0.00%, 02/15/27(b)	64,325	60,424,927
0.00%, 11/15/27(b)	43,926	40,456,640
		11,060,392,989
Total U.S. Government Obligations — 99.3%
(Cost: $11,060,218,893)		11,060,392,989

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)(e)	318,960	318,959,939
Total Short-Term Investments — 2.9%
(Cost: $318,959,939)		318,959,939

Total Investments in Securities — 102.2%
(Cost: $11,379,178,832)		11,379,352,928

Other Assets, Less Liabilities — (2.2)%		(242,562,627)

Net Assets — 100.0%		$11,136,790,301

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® 3-7 Year Treasury Bond ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$367,876,065	$—	$(48,916,126	)(a)	$—	$—	$318,959,939	318,960	$104,873	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$11,060,392,989	$—	$11,060,392,989
Money Market Funds	318,959,939	—	—	318,959,939
	$318,959,939	$11,060,392,989	$—	$11,379,352,928

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

2